Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Other Operating Expenses
Schedule of other operating expenses

	2015	2016	2017
	MCh$	MCh$	MCh$

Write-offs for operating risks	6,981	5,475	6,360
Operations expenses leasing	1,096	1,893	10,152
Card administration	3,373	3,921	2,890
Provisions for contingencies	6,360	6,880	—
Other	5,021	8,767	6,466

Total	22,831	26,936	25,868